Insurance Contracts - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	$ (54)	$ 86
Deferred in CSM	49	30
Mortality / Morbidity
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	17	(79)
Deferred in CSM	266	206
Policyholder behaviour
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(23)	(74)
Deferred in CSM	(145)	(152)
Expense
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(32)	(36)
Deferred in CSM	(95)	(26)
Financial
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	38	10
Deferred in CSM	7	62
Modelling enhancements and other
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(54)	265
Deferred in CSM	$ 16	$ (60)